Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Tax (expense) or benefit	¥ 339,076	¥ 21,880	¥ 33,481
Total	1,476,303	637,108	552,485
Other comprehensive income attributable to Mitsubishi UFJ Financial Group	1,377,071	617,159	516,514
Net unrealized gains (losses) on investment securities:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	(76,032)	(600,339)	(347,106)
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	12,655	159,480	76,360
Other comprehensive income (loss) before reclassifications, Net of tax	(63,377)	(440,859)	(270,746)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	150,646	337,313	(2,015)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	(45,320)	(99,409)	11,268
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	105,326	237,904	9,253
Net change, Before tax	74,614	(263,026)	(349,121)
Other Comprehensive Income (Loss), Tax (expense) or benefit	32,665	(60,071)	(87,628)
Total	41,949	(202,955)	(261,493)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(13,758)	6,281	29,733
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	55,707	(209,236)	(291,226)
Net debt valuation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	(65,133)	25,220	32,735
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	19,944	(7,722)	(10,025)
Other comprehensive income (loss) before reclassifications, Net of tax	(45,189)	17,498	22,710
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	776	444	885
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	(237)	(136)	(271)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	539	308	614
Net change, Before tax	(64,357)	25,664	33,620
Other Comprehensive Income (Loss), Tax (expense) or benefit	(19,707)	7,858	10,296
Total	(44,650)	17,806	23,324
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(44,650)	17,806	23,324
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	757	(38,278)	(5,542)
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	(181)	10,600	1,825
Other comprehensive income (loss) before reclassifications, Net of tax	576	(27,678)	(3,717)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	(1,346)	31,019	(12,200)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	265	(8,458)	3,143
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	(1,081)	22,561	(9,057)
Net change, Before tax	(589)	(7,259)	(17,742)
Other Comprehensive Income (Loss), Tax (expense) or benefit	(84)	(2,142)	(4,968)
Total	(505)	(5,117)	(12,774)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(117)	258	286
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(388)	(5,375)	(13,060)
Defined benefit plans:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	566,038	(129,100)	62,946
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	(174,325)	37,654	(17,350)
Other comprehensive income (loss) before reclassifications, Net of tax	391,713	(91,446)	45,596
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	(13,054)	98,428	7,042
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	4,150	(27,313)	(1,689)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	(8,904)	71,115	5,353
Net change, Before tax	552,984	(30,672)	69,988
Other Comprehensive Income (Loss), Tax (expense) or benefit	170,175	(10,341)	19,039
Total	382,809	(20,331)	50,949
Defined benefit plans attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	1,795	489	1,443
Defined benefit plans attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	381,014	(20,820)	49,506
Foreign currency translation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	1,268,859	958,705	853,517
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	(160,966)	(94,056)	(98,059)
Other comprehensive income (loss) before reclassifications, Net of tax	1,107,893	864,649	755,458
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	(16,132)	(24,424)	(4,296)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	4,939	7,480	1,317
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	(11,193)	(16,944)	(2,979)
Net change, Before tax	1,252,727	934,281	849,221
Other Comprehensive Income (Loss), Tax (expense) or benefit	156,027	86,576	96,742
Total	1,096,700	847,705	752,479
Foreign currency translation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	111,312	12,921	4,509
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ 985,388	¥ 834,784	¥ 747,970